Remuneration System for the Management Board and Employees of the Group - 2017 Stock Option Plan - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2017 EUR (€) yr shares	Dec. 31, 2019 EUR (€) shares Beneficiary € / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period		4 years
Share based payment expense | €		€ 6,654,000	€ 5,585,000	€ 4,975,000
2017 stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date		April 1, 2017
Description of vesting requirements for share-based payment arrangement		The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
Number of share subscription rights granted | shares		2
Exercise price of share options granted | € / shares		€ 55.52
Description of share based compensation exercise period		The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2024.
Number of stock options granted	81,157
Percentage of target achievement to stock options grant	100.00%			100.00%
Fair value of stock options granted | €	€ 21.41
Number of stock options forfeited | shares		8,398
Number of beneficiaries left | Beneficiary		7
Assumption for beneficiaries that would leave in the vesting period | Beneficiary		2
Performance period to issue total number of shares	4 years
Increase in total number of shares to be issued | shares	95,222
Share based payment expense | €			€ 436,154	€ 252,393
Percentage of target expected to achieve to stock options grant	130.90%
2017 stock option plan [member] | Management board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted	40,319
2017 stock option plan [member] | Senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted	37,660
2017 stock option plan [member] | Employees not in senior management group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted	3,178